Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Non-resident Enterprises	Dec. 31, 2013 Shanghai Kangshi	Dec. 31, 2013 Subsidiaries And Variable Interest Entities Subsidiaries	Dec. 31, 2012 Subsidiaries And Variable Interest Entities Subsidiaries	Dec. 31, 2013 United States Minimum	Dec. 31, 2013 United States Maximum	Dec. 31, 2013 iSS-Germany	Dec. 31, 2013 UNITED KINGDOM Minimum	Dec. 31, 2013 UNITED KINGDOM Maximum	Dec. 31, 2013 CANADA iSoftStone- Canada and Abovenet	Dec. 31, 2013 Japan	Dec. 31, 2013 HONG KONG	Dec. 31, 2013 TAIWAN, PROVINCE OF CHINA	Dec. 31, 2013 PRC	Dec. 31, 2013 PRC Qualified HNTE After 2008	Dec. 31, 2013 PRC iSoftStone Guangzhou	Dec. 31, 2013 PRC iSoftStone Guangzhou 2014 to 2016	Dec. 31, 2013 PRC iSoftStone WFOE	Dec. 31, 2012 PRC iSoftStone WFOE	Dec. 31, 2011 PRC iSoftStone WFOE	Dec. 31, 2010 PRC iSoftStone WFOE	Dec. 31, 2009 PRC iSoftStone WFOE	Dec. 31, 2008 PRC iSoftStone WFOE	Dec. 31, 2013 PRC iSoftStone Wuxi	Dec. 31, 2012 PRC iSoftStone Wuxi	Dec. 31, 2011 PRC iSoftStone Wuxi	Dec. 31, 2010 PRC iSoftStone Wuxi	Dec. 31, 2015 PRC iSoftStone Wuxi Initial Estimated Contingent Consideration	Dec. 31, 2014 PRC iSoftStone Wuxi Initial Estimated Contingent Consideration	Dec. 31, 2013 PRC iSoftStone Tianjin	Dec. 31, 2012 PRC iSoftStone Tianjin	Dec. 31, 2010 PRC iSoftStone Tianjin	Dec. 31, 2014 PRC iSoftStone Tianjin Initial Estimated Contingent Consideration	Dec. 31, 2013 PRC iSS- Chengdu, iSS- Shenzhen, iSS- Wuhan, WX- Yancheng, SZ- Suzhou, iSST	Dec. 31, 2013 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF
Income Tax [Line Items]
Income tax rate								15.00%	39.00%	15.00%	20.00%	26.00%	26.50%	42.00%	16.50%	17.00%																						13.00%
Enterprise income tax rate																	25.00%
Preferential income tax rate					15.00%													15.00%				15.00%					15.00%	10.00%	10.00%	10.00%	15.00%	15.00%	10.00%	10.00%		10.00%
Income tax exemption period																			2 years							3 years									2 years		2 years
Income tax rate reduction																							7.50%	7.50%	7.50%			12.50%	12.50%	12.50%			12.50%	12.50%		12.50%
Reduced income tax rate period subsequent years																				3 years					3 years					3 years				3 years			3 years
Increase in deferred tax asset	$ 1,013	$ (51)	$ 779																		$ 1,190
Reduced income tax rate after income tax exemption period																				12.50%																	12.50%
Operating losses						26,262	14,537
Valuation Allowance						4,477	2,223
Net Operating Loss Carry Forwards Expire Period		2023
PRC withholding tax rate				10.00%
Undistributed earnings of subsidiaries	$ 98,037